INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current tax provision
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit), Total	0	0
Deferred tax provision
Federal	0	0
State	0	0
Deferred Income Tax Expense (Benefit), Total	0	0
Income tax provision	$ 0	$ 0